Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases [Abstract]
OPERATING LEASES

Note 16 – OPERATING LEASES

The company has signed two lease agreements for office premises and restaurant premises. The remaining lease term of the Company’s leases ranges from approximately 1 to 14 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The components of lease expense were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Operating lease cost	$85,481	$50,244	$107,316
Short-term lease costs	-	-	22,001
Total lease cost	$85,481	$50,244	$129,317

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$10,075	$9,420	$1,737

Weighted-average remaining lease term	14.2 years	5.97 years	7.60 years
Weighted-average discount rate	3.75%	5.39%	5.39%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2021	2020
Operating lease right-of-use assets	$4,604,365	$19,103
Operating lease right-of-use assets, related parties	-	270,852
Total lease right-of-use assets	4,604,365	289,955

Operating lease liabilities, current	268,403	9,913
Operating lease liabilities-related parties, current	-	195,231
Operating lease liabilities-related party, non-current	4,846,760	274,794
Total operating lease liabilities	$5,115,163	$479,938

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2021:

2022	$452,469
2023	452,469
2024	452,469
2025	452,469
2026	455,385
Thereafter	4,341,279
Total	6,606,648
Less imputed interest	(1,491,485)
Total operating lease liabilities	$5,115,163